Derivative Instruments and Hedging Activities (Fair Values) (Detail) - USD ($) $ in Millions		Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Values by Balance Sheet Location [Abstract]
Asset value		$ 1,035	$ 1,318
Liability value		960	1,217
PPL Energy Supply LLC [Member]
Fair Values by Balance Sheet Location [Abstract]
Asset value			1,318	$ 1,188
Liability value			1,217	1,070
Not Designated as Hedging Instrument
Fair Values by Balance Sheet Location [Abstract]
Asset value		1,035	1,318
Liability value		960	1,217
Not Designated as Hedging Instrument | PPL Energy Supply LLC [Member]
Fair Values by Balance Sheet Location [Abstract]
Asset value			1,318	1,188
Liability value			1,217	1,070
Not Designated as Hedging Instrument | Current Assets | Energy Commodities, net
Fair Values by Balance Sheet Location [Abstract]
Asset value		803	1,079
Not Designated as Hedging Instrument | Current Assets | Energy Commodities, net | PPL Energy Supply LLC [Member]
Fair Values by Balance Sheet Location [Abstract]
Asset value	[1]		1,079	860
Not Designated as Hedging Instrument | Noncurrent Assets | Energy Commodities, net
Fair Values by Balance Sheet Location [Abstract]
Asset value		232	239
Not Designated as Hedging Instrument | Noncurrent Assets | Energy Commodities, net | PPL Energy Supply LLC [Member]
Fair Values by Balance Sheet Location [Abstract]
Asset value	[1]		239	328
Not Designated as Hedging Instrument | Current Liabilities | Energy Commodities, net
Fair Values by Balance Sheet Location [Abstract]
Liability value		761	1,024
Not Designated as Hedging Instrument | Current Liabilities | Energy Commodities, net | PPL Energy Supply LLC [Member]
Fair Values by Balance Sheet Location [Abstract]
Liability value			1,024	750
Not Designated as Hedging Instrument | Noncurrent Liabilities | Energy Commodities, net
Fair Values by Balance Sheet Location [Abstract]
Liability value		$ 199	193
Not Designated as Hedging Instrument | Noncurrent Liabilities | Energy Commodities, net | PPL Energy Supply LLC [Member]
Fair Values by Balance Sheet Location [Abstract]
Liability value			$ 193	$ 320

[1]	Represents the location on the Balance Sheets.